Investment in CONtv Joint Venture	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Investment In Contv Joint Venture
Investment in CONtv Joint Venture

Note 5 – Investment in CONtv Joint Venture

On August 27, 2014, the Company entered into a joint venture and executed an Operating Agreement with Cinedigm, Bristol Capital (a related party founded by the Company’s Chairman of the Board) and a third party consultant entity previously affiliated with a board member (the “Consulting Entity”). The Company owned a 47.50% interest in the newly formed entity, CONtv. The Company was accounting for the interest in the joint venture utilizing the equity method of accounting.

On November 16, 2015, the Company entered that certain A&R Operating Agreement by and among, the Company, Cinedigm, Bristol Capital and the Consulting Entity, pursuant to which the Company’s interest in CONtv was reduced to a non-dilutable 10% membership interest. Such agreement was deemed effective on the execution date; however, Cinedigm agreed to the Company recognizing only 10% of the losses from the period July 1, 2015 through December 31, 2015. Pursuant to the A&R Operating Agreement, the Company is only obligated to fund on-going costs in the amount of $25,000 in cash on an on-going monthly basis for a period of 12 months following the effective date.

For the six months ended June 30, 2018 and 2017, the Company recognized $0 in losses from this venture, respectively.

As of June 30, 2018 and December 31, 2017, the investment in CONtv was $0.

As of June 30, 2018 and December 31, 2017, the Company has a balance due to CONtv of $224,241.

Note 5 – Investment in CONtv Joint Venture

On August 27, 2014, the Company entered into a joint venture and executed an Operating Agreement with Cinedigm, ROAR (a related party co-founded by one of the Company’s directors) and Bristol Capital (a related party founded by the Company’s Chairman of the Board). The Company owned a 47.50% interest in the newly formed entity, CONtv. The Company was accounting for the interest in the joint venture utilizing the equity method of accounting.

On November 16, 2015, the Company entered that certain A&R Operating Agreement by and among, the Company, Cinedigm, ROAR and Bristol Capital, pursuant to which the Company’s interest in CONtv was reduced to a non-dilutable 10% membership interest. Such agreement was deemed effective on the execution date; however, Cinedigm agreed to the Company recognizing only 10% of the losses from the period July 1, 2015 through December 31, 2015. Pursuant to the A&R Operating Agreement, the Company is only obligated to fund on-going costs in the amount of $25,000 in cash on an on-going monthly basis for a period of 12 months following the effective date.

For the years ended December 31, 2017 and 2016, the Company recognized $0 and $262,500 in losses from this venture, respectively.

As of December 31, 2017 and 2016, the Company has a balance due to CONtv of $224,241.